Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share based compensation plans
The following table lists the balances available under the Plans at December 31, 2013.

	Amended and Restated Nonstatutory Plan and Agreement	Amended and Restated 2004 Equity Incentive Plan	2007 Stock Option Plan
Number of shares authorized	60,000	1,500,000	3,200,000
Number of option granted since inception	60,000	2,568,400	2,176,578
Number of options exercised	(60,000)	(245,905)	(412,909)
Number of options canceled/expired	—	(1,516,139)	(377,820)
Number of shares available for future grant	—	507,739	1,401,242

Summary of stock based compensation expenses
The Company recorded non-cash compensation as follows (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Cost of goods sold	€39	€46	€48
Research and development	157	120	201
Selling, general and administrative	1,470	1,750	1,567
Total stock-based compensation	€1,666	€1,916	€1,816

Summary of valuation assumptions on stock based compensation
The valuation of options granted was based on the following weighted-average assumptions:

	For the Year Ended December 31,
	2011	2012	2013
Risk free interest rate	3.19%	2.10%	1.80%
Expected dividend yield	—%	—%	—%
Expected stock price volatility	92.82%	93.55%	88.32%
Expected term (in years)	5.44	5.71	6.88

Summary of stock option activity
A summary of the Company’s stock option activity based on the exchange rate in effect at the grant date is as follows:

	Shares Available for Grant	Shares Subject to Outstanding Options	Weighted-Average Exercise Price		Weighted- Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2010	476,359	2,023,641	€4.83	$6.70	7.35
Available under revised stock option plan	2,200,000	—	—	—
Granted	(657,300)	657,300	€5.81	$8.54
Exercised	(12,833)	(12,833)	€6.65	$7.97
Cancellations	482,865	(470,033)	€7.57	$9.66
Options outstanding at December 31, 2011	2,489,091	2,198,075	€4.53	$6.61	4.28
Granted	(161,500)	161,500	€6.90	$9.02
Exercised	(69,333)	(69,333)	€4.48	$5.30
Cancellations	98,358	(29,025)	€4.77	$6.50
Options outstanding at December 31, 2012	2,356,616	2,261,217	€4.70	$6.82	4.32
Granted	(629,000)	629,000	€7.13	$9.09
Exercised	(516,648)	(516,648)	€4.38	$5.86
Cancellations	698,013	(181,364)	€7.04	$8.79
Options outstanding at December 31, 2013	1,908,981	2,192,205	€5.28	$7.63	4.17
Exercisable at December 31, 2013		1,686,261	€5.26	$7.25	4.17

Schedule of stock based activity by exercise price

			Options Outstanding							Options Exercisable
Range of Exercise Prices			Number of Options Outstanding	Weighted- Average Years Remaining on Contractual Life			Weighted- Average Exercise Price			Number of Options Exercisable	Weighted- Average Exercise Price
$4.57	-	$5.00	746,500	5.35	-	6.33	$4.57	-	$5.00	746,500	$4.57	-	$5.00
$5.49	-	$6.00	105,000	6.92	-	7.87	$5.49	-	$6.00	96,250	$5.49	-	$6.00
$6.06	-	$7.08	70,884	7.86	-	1.82	$6.06	-	$7.08	44,342	$6.06	-	$7.08
$8.04	-	$8.47	127,257	8.36	-	8.23	$8.04	-	$8.47	84,830	$8.04	-	$8.47
$8.77	-	$8.85	183,594	8.55		7.57	$8.77	-	$8.85	63,136	$8.77		$8.85
$8.88	-	$9.00	420,000	8.15	-	1.50	$8.88	-	$9.00	173,472	$8.88	-	$9.00
$9.20	-	$9.26	301,862	8.16	-	7.16	$9.20	-	$9.26	277,012	$9.20	-	$9.26
$9.30	-	$9.91	126,000	8.36	-	7.35	$9.30	-	$9.91	126,000	$9.30	-	$9.91
$13.98	-	$16.52	47,108	4.00		3.85	$13.98	-	$16.52	47,108	$13.98	-	$16.52
$18.95	-	$19.33	64,000	3.23	-	8.69	$18.95	-	$19.33	27,611	$18.95	-	$19.33
			2,192,205							1,686,261